THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND
THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND
FUND INVESTMENT OBJECTIVE
The Thomson Horstmann & Bryant Small Cap Value Fund (the "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class and Investor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND	Institutional Class Shares	Investor Class Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND		Institutional Class Shares	Investor Class Shares
Management Fees		1.00%	1.00%
(12b-1) Fees		none	0.25%
Shareholder Servicing Fees		none	0.25%
Other Expenses	[1]	2.67%	2.67%
Total Annual Fund Operating Expenses		3.67%	4.17%
Less Fee Waivers and/or Expense Reimbursements		(2.67%)	(2.67%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.00%	1.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Thomson Horstmann & Bryant, Inc. (the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses collectively, "excluded expenses")) from exceeding 1.00% and 1.50% of the Fund's Institutional Class and Investor Class Shares' average daily net assets, respectively, until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee waivers or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90)days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND (USD $)	1 Year	3 Years
Institutional Class Shares	102	787
Investor Class Shares	153	936

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, Thomson Horstmann & Bryant, Inc. (the "Adviser"), the Fund's adviser, seeks to identify and invest Fund assets in equity securities of smaller U.S. companies that, in the Adviser's opinion, are undervalued in the market. The equity securities in which the Fund invests are primarily common stocks. In addition, the Fund may invest in American Depositary Receipts ("ADRs"). The Fund may invest up to 10% of its total assets in ADRs, as determined at the time of investment. Investments are selected based on an active fundamental process which combines financial analysis and proprietary research to evaluate potential investments' management and long-term outlook and business strategies.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund without shareholder approval upon 60 days' prior notice to shareholders. The Fund considers small-capitalization companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of companies included in the Russell 2000 Value Index (the "Index"). As of June 30, 2013, the capitalization range of the Index was $83 million to $3.4 billion. The Adviser expects the Fund's weighted average market capitalization to be similar to that of the Index, although this may vary at any time. The Fund may invest in companies not included in the Index. The Fund may, from time to time, focus its investments in one or more sectors represented in the Index.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its goal. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- Small-capitalization companies may have limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Small-cap stock prices may be more volatile than mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

VALUE STOCK RISK -- Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio.

SECTOR FOCUS RISK -- Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o HEALTH CARE. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

o PRODUCER DURABLES. Companies in the producer durables sector are subject to intense competition, consolidation, domestic and international politics, excess capacity, consumer demand and spending trends and the general state of the economy.

o MATERIALS. Companies in the materials sector are subject to the level and volatility of commodity prices, exchange rates, depletion of resources, over production, consumer demand, litigation and government regulations.

o TECHNOLOGY. Companies in the technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

o CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation and changes in consumer spending, competition, demographics and consumer preferences.

o ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

o UTILITIES. Companies in the utilities sector are subject to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with federal and state regulations, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes.

MANAGEMENT RISK -- The Adviser's investment strategy may fail to produce the intended result.

NEW FUND RISK -- If the Fund is not successful, it may be liquidated at a time that is not favorable for all shareholders.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.